Schedule of Investments (unaudited)
June 30, 2023
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Curtiss-Wright Corp.	1,985	$ 364,565
Hexcel Corp.	4,356	331,143
Mercury Systems, Inc.(a)	3,004	103,909
Woodward, Inc.	3,108	369,572
		1,169,189
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.(a)	6,156	386,720
Automobile Components — 1.9%
Adient PLC(a)	4,889	187,347
Autoliv, Inc.	3,988	339,140
Fox Factory Holding Corp.(a)	2,195	238,179
Gentex Corp.	12,102	354,105
Goodyear Tire & Rubber Co.(a)	14,708	201,205
Lear Corp.	3,055	438,545
Visteon Corp.(a)	1,471	211,250
		1,969,771
Automobiles — 0.5%
Harley-Davidson, Inc.	6,784	238,865
Thor Industries, Inc.	2,763	285,970
		524,835
Banks — 5.7%
Associated Banc-Corp	7,789	126,415
Bank OZK	5,593	224,615
Cadence Bank	8,307	163,149
Cathay General Bancorp	3,745	120,552
Columbia Banking System, Inc.	10,812	219,267
Commerce Bancshares, Inc.	5,859	285,333
Cullen/Frost Bankers, Inc.	3,334	358,505
East West Bancorp, Inc.	7,324	386,634
First Financial Bankshares, Inc.	6,705	191,025
First Horizon Corp.	27,764	312,900
FNB Corp.	18,731	214,283
Glacier Bancorp, Inc.	5,756	179,415
Hancock Whitney Corp.	4,444	170,561
Home BancShares, Inc.	9,783	223,052
International Bancshares Corp.	2,726	120,489
New York Community Bancorp, Inc., Class A	37,377	420,117
Old National Bancorp	15,182	211,637
Pinnacle Financial Partners, Inc.	3,982	225,580
Prosperity Bancshares, Inc.	4,877	275,453
SouthState Corp.	3,935	258,923
Synovus Financial Corp.	7,579	229,265
Texas Capital Bancshares, Inc.(a)	2,491	128,287
UMB Financial Corp.	2,254	137,269
United Bankshares, Inc.	6,948	206,147
Valley National Bancorp	21,761	168,648
Webster Financial Corp.	9,049	341,600
Wintrust Financial Corp.	3,175	230,569
		6,129,690
Beverages — 0.6%
Boston Beer Co., Inc., Class A, NVS(a)	485	149,593
Celsius Holdings, Inc.(a)(b)	2,108	314,493
Coca-Cola Consolidated, Inc.	238	151,373
		615,459
Biotechnology — 1.7%
Arrowhead Pharmaceuticals, Inc.(a)	5,548	197,842
Exelixis, Inc.(a)	16,862	322,233
Halozyme Therapeutics, Inc.(a)	6,828	246,286
Security	Shares	Value
Biotechnology (continued)
Neurocrine Biosciences, Inc.(a)	5,048	$ 476,026
United Therapeutics Corp.(a)	2,422	534,656
		1,777,043
Broadline Retail — 0.6%
Kohl’s Corp.	5,717	131,777
Macy’s, Inc.	14,126	226,722
Nordstrom, Inc.	5,965	122,104
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,972	172,168
		652,771
Building Products — 4.3%
Advanced Drainage Systems, Inc.	3,239	368,533
Builders FirstSource, Inc.(a)	6,628	901,408
Carlisle Cos., Inc.	2,636	676,213
Fortune Brands Innovations, Inc.	6,557	471,776
Lennox International, Inc.	1,672	545,189
Owens Corning	4,661	608,261
Simpson Manufacturing Co., Inc.	2,203	305,116
Trex Co., Inc.(a)(b)	5,635	369,431
UFP Industries, Inc.	3,206	311,142
		4,557,069
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	1,864	279,395
Evercore, Inc., Class A	1,830	226,170
Federated Hermes, Inc., Class B	4,390	157,381
Interactive Brokers Group, Inc., Class A	5,330	442,763
Janus Henderson Group PLC	6,841	186,417
Jefferies Financial Group, Inc.	9,659	320,389
SEI Investments Co.	5,248	312,886
Stifel Financial Corp.	5,497	328,006
		2,253,407
Chemicals — 2.3%
Ashland, Inc.	2,521	219,100
Avient Corp.	4,446	181,841
Axalta Coating Systems Ltd.(a)	11,469	376,298
Cabot Corp.	2,914	194,917
Chemours Co.	7,700	284,053
NewMarket Corp.	343	137,927
RPM International, Inc.	6,668	598,320
Scotts Miracle-Gro Co.	2,113	132,464
Sensient Technologies Corp.	2,181	155,135
Westlake Corp.	1,789	213,732
		2,493,787
Commercial Services & Supplies — 1.5%
Brink’s Co.	2,397	162,588
Clean Harbors, Inc.(a)	2,604	428,176
MSA Safety, Inc.	1,912	332,611
Stericycle, Inc.(a)	4,795	222,680
Tetra Tech, Inc.	2,755	451,104
		1,597,159
Communications Equipment — 0.6%
Calix, Inc.(a)	2,975	148,482
Ciena Corp.(a)	7,725	328,235
Lumentum Holdings, Inc.(a)(b)	3,565	202,243
		678,960
Construction & Engineering — 1.8%
AECOM	7,189	608,836
EMCOR Group, Inc.	2,460	454,559
MasTec, Inc.(a)(b)	3,090	364,527

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
MDU Resources Group, Inc.	10,563	$ 221,189
Valmont Industries, Inc.	1,091	317,536
		1,966,647
Construction Materials — 0.4%
Eagle Materials, Inc.	1,867	348,046
Knife River Corp.(a)	2,628	114,318
		462,364
Consumer Finance — 0.2%
SLM Corp.	12,576	205,240
Consumer Staples Distribution & Retail — 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	6,954	438,171
Grocery Outlet Holding Corp.(a)	4,617	141,326
Sprouts Farmers Market, Inc.(a)	5,320	195,404
U.S. Foods Holding Corp.(a)	11,724	515,856
		1,290,757
Containers & Packaging — 0.9%
AptarGroup, Inc.	3,392	392,997
Greif, Inc., Class A, NVS	1,362	93,829
Silgan Holdings, Inc.	4,326	202,846
Sonoco Products Co.	5,057	298,464
		988,136
Diversified Consumer Services — 1.0%
Graham Holdings Co., Class B	197	112,581
Grand Canyon Education, Inc.(a)(b)	1,586	163,691
H&R Block, Inc.	7,861	250,530
Service Corp. International	7,820	505,094
		1,031,896
Diversified Telecommunication Services — 0.6%
Frontier Communications Parent, Inc.(a)	11,526	214,845
Iridium Communications, Inc.	6,519	404,960
		619,805
Electric Utilities — 0.2%
Hawaiian Electric Industries, Inc.	5,685	205,797
Electrical Equipment — 2.5%
Acuity Brands, Inc.	1,642	267,777
EnerSys	2,120	230,062
Hubbell, Inc.	2,770	918,421
nVent Electric PLC	8,574	443,019
Regal Rexnord Corp.	3,429	527,723
Sunrun, Inc.(a)(b)	11,188	199,818
Vicor Corp.(a)	1,196	64,584
		2,651,404
Electronic Equipment, Instruments & Components — 4.2%
Arrow Electronics, Inc.(a)	2,924	418,804
Avnet, Inc.	4,740	239,133
Belden, Inc.	2,197	210,143
Cognex Corp.	8,930	500,259
Coherent Corp.(a)	7,217	367,923
IPG Photonics Corp.(a)	1,620	220,028
Jabil, Inc.	6,862	740,616
Littelfuse, Inc.	1,286	374,625
National Instruments Corp.	6,807	390,722
Novanta, Inc.(a)(b)	1,854	341,321
TD SYNNEX Corp.	2,154	202,476
Vishay Intertechnology, Inc.	6,586	193,628
Vontier Corp.	8,033	258,743
		4,458,421
Security	Shares	Value
Energy Equipment & Services — 0.8%
ChampionX Corp.	10,257	$ 318,377
NOV, Inc.	20,393	327,104
Valaris Ltd.(a)	3,105	195,398
		840,879
Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A	2,252	244,274
Financial Services — 1.6%
Essent Group Ltd.	5,561	260,255
Euronet Worldwide, Inc.(a)	2,434	285,678
MGIC Investment Corp.	14,797	233,645
Voya Financial, Inc.	5,073	363,785
Western Union Co.	15,804	185,381
WEX, Inc.(a)	2,212	402,739
		1,731,483
Food Products — 1.5%
Darling Ingredients, Inc.(a)	8,255	526,587
Flowers Foods, Inc.	9,994	248,651
Ingredion, Inc.	3,418	362,137
Lancaster Colony Corp.	1,023	205,715
Pilgrim’s Pride Corp.(a)	2,394	51,447
Post Holdings, Inc.(a)(b)	2,776	240,540
		1,635,077
Gas Utilities — 1.1%
New Jersey Resources Corp.	5,028	237,322
ONE Gas, Inc.	2,877	220,982
Southwest Gas Holdings, Inc.	3,405	216,728
Spire, Inc.	2,732	173,318
UGI Corp.	10,806	291,438
		1,139,788
Ground Transportation — 2.3%
Avis Budget Group, Inc.(a)	1,232	281,722
Hertz Global Holdings, Inc.(a)	8,137	149,639
Knight-Swift Transportation Holdings, Inc.	8,333	462,982
Landstar System, Inc.	1,861	358,317
Ryder System, Inc.	2,413	204,598
Saia, Inc.(a)	1,374	470,471
Werner Enterprises, Inc.	3,043	134,440
XPO, Inc.(a)	6,001	354,059
		2,416,228
Health Care Equipment & Supplies — 4.0%
Enovis Corp.(a)	2,476	158,761
Envista Holdings Corp.(a)	8,451	285,982
Globus Medical, Inc., Class A(a)	4,137	246,317
Haemonetics Corp.(a)	2,617	222,811
ICU Medical, Inc.(a)	1,049	186,921
Inari Medical, Inc.(a)(b)	2,656	154,420
Integra LifeSciences Holdings Corp.(a)	3,678	151,276
Lantheus Holdings, Inc.(a)	3,528	296,070
LivaNova PLC(a)	2,776	142,770
Masimo Corp.(a)	2,514	413,679
Neogen Corp.(a)	11,210	243,817
Omnicell, Inc.(a)	2,342	172,535
Penumbra, Inc.(a)(b)	1,979	680,895
QuidelOrtho Corp.(a)(b)	2,799	231,925
Shockwave Medical, Inc.(a)	1,895	540,852
STAAR Surgical Co.(a)	2,495	131,162
		4,260,193
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.(a)	4,765	379,485

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Amedisys, Inc.(a)	1,682	$ 153,802
Chemed Corp.	777	420,877
Encompass Health Corp.	5,190	351,415
HealthEquity, Inc.(a)	4,429	279,647
Option Care Health, Inc.(a)	8,538	277,400
Patterson Cos., Inc.	4,489	149,304
Progyny, Inc.(a)	4,003	157,478
R1 RCM, Inc.(a)(b)	7,124	131,438
Tenet Healthcare Corp.(a)	5,276	429,361
		2,730,207
Health Care REITs — 1.3%
Healthcare Realty Trust, Inc.	19,715	371,825
Medical Properties Trust, Inc.	31,004	287,097
Omega Healthcare Investors, Inc.	12,132	372,331
Physicians Realty Trust	12,307	172,175
Sabra Health Care REIT, Inc.	11,935	140,475
		1,343,903
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	11,131	142,699
Hotels, Restaurants & Leisure — 3.6%
Aramark	13,479	580,271
Boyd Gaming Corp.	3,964	274,983
Choice Hotels International, Inc.	1,369	160,885
Churchill Downs, Inc.	3,409	474,431
Hilton Grand Vacations, Inc.(a)	3,968	180,306
Light & Wonder, Inc., Class A(a)	4,720	324,547
Marriott Vacations Worldwide Corp.	1,909	234,272
Papa John’s International, Inc.	1,534	113,255
Penn Entertainment, Inc.(a)(b)	7,956	191,183
Texas Roadhouse, Inc.	3,469	389,499
Travel + Leisure Co.	3,939	158,899
Wendy’s Co.	8,750	190,312
Wingstop, Inc.	1,547	309,648
Wyndham Hotels & Resorts, Inc.	4,433	303,971
		3,886,462
Household Durables — 1.9%
Helen of Troy Ltd.(a)	1,241	134,053
KB Home	4,165	215,372
Leggett & Platt, Inc.	6,907	204,585
Taylor Morrison Home Corp., Class A(a)	5,633	274,721
Tempur Sealy International, Inc.	8,911	357,064
Toll Brothers, Inc.	5,330	421,443
TopBuild Corp.(a)	1,644	437,337
		2,044,575
Household Products — 0.1%
Energizer Holdings, Inc.	3,432	115,247
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	2,725	219,253
Industrial REITs — 1.5%
EastGroup Properties, Inc.	2,300	399,280
First Industrial Realty Trust, Inc.	6,848	360,479
Rexford Industrial Realty, Inc.	10,395	542,827
STAG Industrial, Inc.	9,259	332,213
		1,634,799
Insurance — 4.3%
American Financial Group, Inc.	3,615	429,281
Brighthouse Financial, Inc.(a)	3,452	163,452
CNO Financial Group, Inc.	5,914	139,984
First American Financial Corp.	5,329	303,860
Security	Shares	Value
Insurance (continued)
Hanover Insurance Group, Inc.	1,854	$ 209,558
Kemper Corp.	3,324	160,416
Kinsale Capital Group, Inc.(b)	1,127	421,723
Old Republic International Corp.	14,099	354,872
Primerica, Inc.	1,876	370,998
Reinsurance Group of America, Inc.	3,443	477,510
RenaissanceRe Holdings Ltd.	2,599	484,766
RLI Corp.	2,101	286,723
Selective Insurance Group, Inc.	3,123	299,652
Unum Group	9,586	457,252
		4,560,047
Interactive Media & Services — 0.3%
TripAdvisor, Inc.(a)	5,599	92,328
Ziff Davis, Inc.(a)	2,441	171,016
		263,344
IT Services — 0.1%
Kyndryl Holdings, Inc.(a)	10,570	140,370
Leisure Products — 0.9%
Brunswick Corp.	3,663	317,363
Polaris, Inc.	2,770	334,976
Topgolf Callaway Brands Corp.(a)	7,186	142,642
YETI Holdings, Inc.(a)	4,473	173,731
		968,712
Life Sciences Tools & Services — 1.4%
Azenta, Inc.(a)	3,364	157,031
Bruker Corp.	5,166	381,871
Medpace Holdings, Inc.(a)	1,280	307,417
Repligen Corp.(a)	2,680	379,113
Syneos Health, Inc.(a)	5,376	226,545
		1,451,977
Machinery — 5.0%
AGCO Corp.	3,216	422,647
Chart Industries, Inc.(a)	2,173	347,224
Crane Co.	2,502	222,978
Crane NXT Co.	2,489	140,479
Donaldson Co., Inc.	6,278	392,438
Esab Corp.	2,674	177,928
Flowserve Corp.	6,799	252,583
Graco, Inc.	8,706	751,763
Lincoln Electric Holdings, Inc.	2,978	591,520
Middleby Corp.(a)	2,771	409,637
Oshkosh Corp.	3,372	291,981
Terex Corp.	3,519	210,542
Timken Co.	3,401	311,293
Toro Co.	5,394	548,300
Watts Water Technologies, Inc., Class A	1,415	259,978
		5,331,291
Marine Transportation — 0.2%
Kirby Corp.(a)	3,111	239,391
Media — 0.9%
Cable One, Inc.	245	160,985
New York Times Co., Class A	8,487	334,218
Nexstar Media Group, Inc., Class A	1,858	309,450
TEGNA, Inc.	11,617	188,660
		993,313
Metals & Mining — 2.6%
Alcoa Corp.	9,241	313,547
Cleveland-Cliffs, Inc.(a)	26,655	446,738
Commercial Metals Co.	6,066	319,436

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
MP Materials Corp., Class A(a)(b)	4,768	$ 109,092
Reliance Steel & Aluminum Co.	3,040	825,634
Royal Gold, Inc.	3,400	390,252
United States Steel Corp.	11,735	293,492
Worthington Industries, Inc.	1,567	108,859
		2,807,050
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Annaly Capital Management, Inc.	25,547	511,196
Starwood Property Trust, Inc.	16,111	312,553
		823,749
Office REITs — 0.7%
Corporate Office Properties Trust	5,808	137,940
Cousins Properties, Inc.	7,831	178,547
Highwoods Properties, Inc.	5,444	130,166
Kilroy Realty Corp.	5,442	163,750
Vornado Realty Trust	8,321	150,943
		761,346
Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp.	17,333	201,063
DT Midstream, Inc.	5,024	249,040
Equitrans Midstream Corp.	22,474	214,851
HF Sinclair Corp.	6,676	297,816
PBF Energy, Inc., Class A	5,689	232,908
		1,195,678
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	3,719	278,851
Passenger Airlines — 0.1%
JetBlue Airways Corp.(a)	17,233	152,684
Personal Care Products — 0.5%
BellRing Brands, Inc.(a)	6,856	250,930
Coty, Inc., Class A(a)	19,014	233,682
		484,612
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC(a)	3,313	410,713
Perrigo Co. PLC	7,017	238,227
		648,940
Professional Services — 3.2%
ASGN, Inc.(a)	2,545	192,478
Concentrix Corp.	2,204	177,973
ExlService Holdings, Inc.(a)	1,723	260,276
Exponent, Inc.	2,635	245,898
FTI Consulting, Inc.(a)	1,760	334,752
Genpact Ltd.	8,746	328,587
Insperity, Inc.	1,863	221,623
KBR, Inc.	7,023	456,917
ManpowerGroup, Inc.	2,617	207,790
Maximus, Inc.	3,138	265,192
Paylocity Holding Corp.(a)	2,138	394,525
Science Applications International Corp.	2,797	314,607
		3,400,618
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)(b)	2,473	385,293
Residential REITs — 0.5%
Apartment Income REIT Corp.	7,703	278,001
Independence Realty Trust, Inc.	11,639	212,063
		490,064
Retail REITs — 1.5%
Agree Realty Corp.	4,827	315,638
Security	Shares	Value
Retail REITs (continued)
Brixmor Property Group, Inc.	15,564	$ 342,408
Kite Realty Group Trust	11,372	254,050
NNN REIT, Inc.	9,425	403,296
Spirit Realty Capital, Inc.	7,321	288,301
		1,603,693
Semiconductors & Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc.(a)	3,366	151,941
Amkor Technology, Inc.	5,199	154,670
Cirrus Logic, Inc.(a)	2,867	232,256
Lattice Semiconductor Corp.(a)	7,118	683,826
MACOM Technology Solutions Holdings, Inc.(a)	2,689	176,210
MKS Instruments, Inc.	2,974	321,490
Power Integrations, Inc.	2,961	280,318
Silicon Laboratories, Inc.(a)	1,652	260,587
Synaptics, Inc.(a)	2,040	174,175
Universal Display Corp.	2,256	325,157
Wolfspeed, Inc.(a)	6,446	358,333
		3,118,963
Software — 2.6%
ACI Worldwide, Inc.(a)	5,592	129,567
Aspen Technology, Inc.(a)	1,507	252,588
Blackbaud, Inc.(a)	2,370	168,697
CommVault Systems, Inc.(a)	2,270	164,847
Dynatrace, Inc.(a)	11,212	577,082
Envestnet, Inc.(a)	2,506	148,731
Manhattan Associates, Inc.(a)	3,208	641,215
NCR Corp.(a)	7,326	184,615
Qualys, Inc.(a)	1,742	225,014
Teradata Corp.(a)	5,239	279,815
		2,772,171
Specialized REITs — 2.2%
CubeSmart	11,622	519,039
EPR Properties	3,886	181,865
Lamar Advertising Co., Class A	4,528	449,404
Life Storage, Inc.	4,402	585,290
National Storage Affiliates Trust	4,239	147,644
PotlatchDeltic Corp.	4,145	219,063
Rayonier, Inc.	7,688	241,403
		2,343,708
Specialty Retail — 2.9%
AutoNation, Inc.(a)(b)	1,625	267,491
Five Below, Inc.(a)	2,879	565,838
Foot Locker, Inc.	4,100	111,151
GameStop Corp., Class A(a)(b)	13,099	317,651
Gap, Inc.	11,013	98,346
Lithia Motors, Inc., Class A	1,425	433,357
Murphy U.S.A., Inc.	1,035	321,999
RH(a)	922	303,882
Valvoline, Inc.	7,168	268,872
Williams-Sonoma, Inc.	3,399	425,351
		3,113,938
Technology Hardware, Storage & Peripherals — 0.6%
Super Micro Computer, Inc.(a)	2,362	588,729
Xerox Holdings Corp.	5,834	86,868
		675,597
Textiles, Apparel & Luxury Goods — 2.2%
Capri Holdings Ltd.(a)	6,519	233,967
Carter’s, Inc.	1,946	141,280
Columbia Sportswear Co.	1,826	141,040
Crocs, Inc.(a)	3,212	361,157

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp.(a)	1,364	$ 719,728
PVH Corp.	3,254	276,493
Skechers U.S.A., Inc., Class A(a)	6,952	366,092
Under Armour, Inc., Class A(a)	9,741	70,330
Under Armour, Inc., Class C, NVS(a)	10,106	67,811
		2,377,898
Trading Companies & Distributors — 1.3%
GATX Corp.	1,831	235,723
MSC Industrial Direct Co., Inc., Class A	2,451	233,531
Univar Solutions, Inc.(a)	8,143	291,845
Watsco, Inc.	1,728	659,180
		1,420,279
Water Utilities — 0.5%
Essential Utilities, Inc.	12,446	496,720
Total Long-Term Investments — 99.7% (Cost: $105,838,092)		106,371,691
Short-Term Securities
Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(d)(e)	4,366,836	4,367,709
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	217,854	217,854
Total Short-Term Securities — 4.3% (Cost: $4,585,042)		4,585,563
Total Investments — 104.0% (Cost: $110,423,134)		110,957,254
Liabilities in Excess of Other Assets — (4.0)%		(4,225,558)
Net Assets — 100.0%		$ 106,731,696
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,258,251	$ 1,109,872 (a)	$ —	$ (362)	$ (52)	$ 4,367,709	4,366,836	$ 7,333 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	158,472	59,382(a)	—	—	—	217,854	217,854	3,050	—
				$ (362)	$ (52)	$ 4,585,563		$ 10,383	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P Mid-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	1	09/15/23	$ 264	$ 6,167
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 106,371,691	$ —	$ —	$ 106,371,691
Short-Term Securities
Money Market Funds	4,585,563	—	—	4,585,563
	$ 110,957,254	$ —	$ —	$ 110,957,254
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 6,167	$ —	$ —	$ 6,167
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s